LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Cumulative Effect of Changes made to Balance Sheet and Lease Related Accounts
The cumulative effect of the changes made to the balance sheet as of January 1, 2019 for the adoption of Topic 842 were as follows:

	December 31, 2018	Adjustments	January 1, 2019
Other non-current assets	$4,544	$7,129	$11,673
Other accounts payable and accrued expenses	$(27,256)	$(4,952)	$(32,208)
Other long-term payables	$(3,672)	$(2,177)	$(5,849)

The lease related accounts as of December 31, 2019 were as follows:

December 31, 2019
Other non-current assets	$10,128
Other accounts payable and accrued expenses	$(5,644)
Other long-term payables	$(4,718)

Schedule of Components of Lease Expense and Supplemental Cash Flow Information
The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2019 were as follows:

Year ended December 31, 2019

Components of lease expense
Operating lease cost	$5,624
Short-term lease	$75
Total lease expenses	$5,699

Year ended December 31, 2019

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,718

Supplemental non-cash information related to lease liabilities arising from
obtaining ROU assets	$8,346

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2019 were as follows:

2020	$5,723
2021	2,062
2022	1,551
2023	1,004
2024 and thereafter	1,154
Total operating lease payments	11,494
Less: imputed interest	1,132
Present value of lease liability	$10,362